Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Income (loss)	Total before Non- controlling interest	Non- controlling Interest	General Partner	Common Units Limited Partner	Subordinated Units Limited Partner
Balance at beginning of the period at Dec. 31, 2012		$ 241,544	$ (8,989)	$ 169,686	$ 71,858	$ 5,447	$ 169,515	$ 3,713
Increase (Decrease) in Partners' Capital
Net income		150,819		141,296	9,523	13,796	91,576	35,924
Cash distributions	[1]	(119,875)		(119,875)		(6,042)	(81,096)	(32,737)
Non-controlling interest dividends		(10,604)			(10,604)
Other comprehensive income (loss)		6,595	6,595	6,595
Net proceeds from issuance of common units		280,586		280,586		5,612	274,974
Contribution to equity	[2]	21,062		21,062		421	20,641
Balance at end of the period at Dec. 31, 2013		570,127	(2,394)	499,350	70,777	19,234	475,610	6,900
Increase (Decrease) in Partners' Capital
Net income		184,735		174,154	10,581	23,908	111,351	38,895
Cash distributions	[1]	(140,142)		(140,142)		(9,833)	(96,577)	(33,732)
Non-controlling interest dividends		(13,740)			(13,740)
Other comprehensive income (loss)		308	308	308
Contribution to equity		451		451		11	440
Balance at end of the period at Dec. 31, 2014		601,739	(2,086)	534,121	67,618	33,320	490,824	12,063
Increase (Decrease) in Partners' Capital
Net income		172,683		162,136	10,547	18,469	106,476	37,191
Cash distributions	[1]	(152,898)		(152,898)		(11,496)	(104,797)	(36,605)
Non-controlling interest dividends		(11,400)			(11,400)
Other comprehensive income (loss)		(7,639)	(7,639)	(7,639)
Common units repurchased and canceled		(5,970)		(5,970)			(5,970)
Balance at end of the period at Dec. 31, 2015		$ 596,515	$ (9,725)	$ 529,750	$ 66,765	$ 40,293	$ 486,533	$ 12,649

[1]	This includes cash distributions to IDR holders for the years ended December 31, 2015, 2014 and 2013 of $8.7 million, $5.6 million and $3.7 million, respectively.
[2]	In June 2013, the Golar Winter and the Golar Grand were refinanced. We made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. The transaction to acquire the legal title of the vessels was between controlled entities, thus, the vessels continue to be recorded at their historical book values and the difference between the cash payment made and the carrying value of the vessels is an equity contribution. The contribution recognized was $21.1 million.